                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3-31-04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DELTA PARTNERS LLC

Address: ONE INTERNATIONAL PLACE, SUITE 2401
         BOSTON, MA 02110


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JIM GOLDEN
Title: CLIENT SERVICE REP
Phone: 212-713-9002


Signature, Place, and Date of Signing:

/s/ James Golden                   NY, NY                       5-15-04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         60

Form 13F Information Table Value Total:    $289,553
                                         ----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

1         28-10513                      CHRISTOPHER ARGYROPLE
--        -----------------             ---------------------------------

2         28-10514                      CHARLES JOBSON
--        -----------------             ---------------------------------
[Repeat as necessary.]

                                                                      3/31/2004
                                 FORM 13F                                Page 1



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                                                                VALUATION CURRENCY: USD

     ITEM 1                      ITEM 2     ITEM 3         ITEM 4           ITEM 5         ITEM 6        ITEM 7       ITEM 8
 Name of Issuer                  TITLE       CUSIP          FAIR          SHARES OF      INVEST. DESC.    MANA-  VOTING AUTHORITY
                                  OF        NUMBER         MARKET         PRINCIPAL        SHARED         GERS
                                 CLASS                     VALUE           AMOUNT     SOLE SHARED OTHER        SOLE  SHARED   OTHER
                                                                                       (A)   (B)   (C)          (A)    (B)     (C)
----------------------------------------------------------------------------------------------------------------------------------
HYPERCOM CORP RSTD               OTC EQ    8358132      $9,885,300.00    1,245,000  N         X           1,2        1,245,000
RADYNE COMSTREAM INC             OTC EQ    8904825A     $4,441,250.00      475,000  N         X           1,2         475,000
WTS HOLLYWOOD MEDIA CORP         OTC EQ    8904829A       $294,000.00      150,000  N         X           1,2         150,000
INNOVO GROUP INC NEW             OTC EQ    9050711      $1,963,650.00      795,000  N         X           1,2         795,000
HOLLYWOOD.COM INC                OTC EQ    9057750A     $1,836,000.00      600,000  N         X           1,2         600,000
TRIPATH TECH INC                 OTC EQ    9062912      $1,899,306.00      466,660  N         X           1,2         466,660
TAG-IT PACIFIC COMMON            OTC EQ    9143193      $4,048,350.00      685,000  N         X           1,2         685,000
ACE CASH EXPRESS INC             OTC EQ    4403101      $1,660,714.00       55,100  N         X           1,2          55,100
AIRTRAN HLDGS INC                COMMON    00949P108    $5,940,000.00      500,000  N         X           1,2         500,000
AMERICAN PHYSICIANS CAPITA       OTC EQ    28884104     $3,302,723.00      158,025  N         X           1,2         158,025
ON ASSIGNMENT INC                OTC EQ    682159108    $6,317,997.00    1,130,232  N         X           1,2        1,130,232
AMERICAN SAFETY INSURANCE        COMMON    G02995101    $1,505,504.00      103,400  N         X           1,2         103,400
ACCESS WORLDWIDE COMMUNICA       OTC EQ    4319109         $55,655.00       74,207  N         X           1,2          74,207
AXT INC                          OTC EQ    00246W103      $773,875.00      237,385  N         X           1,2         237,385
BOYD GAMING CORP                 COMMON    103304101    $8,226,666.00      359,400  N         X           1,2         359,400
CIENA CORP                       OTC EQ    171779101      $112,083.00       22,552  N         X           1,2          22,552
CONSOL ENERGY INC                COMMON    20854P109    $5,360,000.00      200,000  N         X           1,2         200,000
CORRPRO COMPANIES INC            COMMON    220317101      $833,760.00      694,800  N         X           1,2         694,800
AMERICAS CAR MART INC            OTC EQ    03062T105    $4,993,835.00      185,300  N         X           1,2         185,300
CARRIAGE SVCS CAP TR TERM        PREFER    14444T309    $1,700,000.00       50,000  N         X           1,2          50,000
CYBEX INTERNATIONAL INC          COMMON    23252E106      $424,620.00      134,800  N         X           1,2         134,800
D & K HEALTHCARE RESOURCES       OTC EQ    232861104      $522,750.00       51,000  N         X           1,2          51,000
DAN RIVER INC-GA CL A            OTC EQ    235774106      $236,601.00      876,300  N         X           1,2         876,300
ECI TELECOM LTD-ORD              OTC EQ    268258100    $1,796,195.00      301,375  N         X           1,2         301,375
FIRST CASH FINANCIAL SERVI       OTC EQ    31942D107   $22,761,048.00      674,002  N         X           1,2         674,002
GIANT INDUSTRIES INC             COMMON    374508109    $1,308,240.00       63,200  N         X           1,2          63,200
GAMETECH INTERNATIONAL INC       OTC EQ    36466D102    $3,953,500.00      988,375  N         X           1,2         988,375
GOODYEAR TIRE & RUBBER CO        COMMON    382550101    $3,843,000.00      450,000  N         X           1,2         450,000
HYPERCOM CORP                    COMMON    44913M105    $9,885,300.00    1,245,000  N         X           1,2        1,245,000
INTERLAND INC MINN               OTC EQ    458727203      $163,642.00       40,207  N         X           1,2          40,207
INNOVO GROUP INC WTS EX @$       OTC EQ    INNOWAR        $249,600.00      160,000  N         X           1,2         160,000
IRSA INVERSIONES Y               COMMON    450047204    $1,061,440.00      107,000  N         X           1,2         107,000
LABRANCHE & CO INC               COMMON    505447102    $1,642,265.00      146,500  N         X           1,2         146,500
LINCARE HOLDINGS INC             OTC EQ    532791100    $2,449,200.00       78,000  N         X           1,2          78,000
MASSEY ENERGY CORP               COMMON    576206106    $2,207,000.00      100,000  N         X           1,2         100,000
MIKOHN GAMING CORP               OTC EQ    59862K108    $4,351,862.00    1,012,061  N         X           1,2        1,012,061
MIPS TECHNOLOGIES INC            OTC EQ    604567107      $335,817.00       58,403  N         X           1,2          58,403
NCRIC GROUP INC                  OTC EQ    62886P103    $1,639,687.50      174,900  N         X           1,2         174,900
NEW FRONTIER MEDIA INC           OTC EQ    644398109    $6,411,575.00      827,300  N         X           1,2         827,300
NEWPARK RESOURCES INC NEW        COMMON    651718504    $1,241,240.00      238,700  N         X           1,2         238,700
NBTY INC                         COMMON    628782104   $32,142,854.00      864,520  N         X           1,2         864,520
NORTHWEST AIRLINES CORP-CL       OTC EQ    667280101    $3,538,500.00      350,000  N         X           1,2         350,000
NEXSTAR BROADCASTING GROUP       OTC EQ    65336K103      $175,350.00       15,000  N         X           1,2          15,000
OVERNITE CORP                    OTC EQ    690322102    $2,070,000.00       90,000  N         X           1,2          90,000
PEP BOYS-MANNY MOE & JACK        COMMON    713278109      $693,750.00       25,000  N         X           1,2          25,000
PEDIATRIX MEDICAL GROUP IN       COMMON    705324101   $38,921,400.00      617,800  N         X           1,2         617,800
QUAKER FABRIC CORP NEW           OTC EQ    747399103    $5,815,367.00      647,591  N         X           1,2         647,591
POORE BROTHERS INC               OTC EQ    732813100      $126,005.00       39,500  N         X           1,2          39,500
SONIC SOLUTIONS                  OTC EQ    835460106    $7,622,557.00      395,977  N         X           1,2         395,977
SONUS NETWORKS INC               OTC EQ    835916107      $174,473.00       46,035  N         X           1,2          46,035
SCIQUEST                         OTC EQ    80908Q404      $300,947.00       80,039  N         X           1,2          80,039
STEINER LEISURE LTD              OTC EQ    P8744Y102    $5,897,999.00      364,074  N         X           1,2         364,074
SYKES ENTERPRISES INC            OTC EQ    871237103    $5,611,915.00      943,179  N         X           1,2         943,179
CALL TENET HEALTH JAN 25         CALL O    88033X5AE       $16,000.00      160,000  N         X           1,2         160,000
***PERUSAHAAN PERSEROAN          COMMON    715684106   $12,910,470.00      766,200  N         X           1,2         766,200
TRIAD HOSPITAL INC               COMMON    89579K109   $24,147,470.00      783,500  N         X           1,2         783,500
TRANS WORLD ENTERTAINMENT        OTC EQ    89336Q100    $4,306,350.00      453,300  N         X           1,2         453,300
UNIFI INC                        COMMON    904677101    $5,988,031.00    1,351,700  N         X           1,2        1,351,700
WEBZEN INC                       OTC EQ    94846M102    $5,502,540.00      586,000  N         X           1,2         586,000
ZARLINK SEMICONDUCTOR INC        COMMON    989139100    $1,955,688.00      498,900  N         X           1,2         498,900
                                                       --------------
                                                       289,552,917      24,992,499

                                                       289,552,916